E*TRADE BOND INDEX FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We're writing to report the performance of the E*TRADE Bond Index Fund (the "Fund") for the year ended December 31, 2000. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The Fund's investment objective is to provide investment results that correspond, before fees and expenses, to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Corporate Bond Index (the "Bond Index").* The Bond Index includes approximately 5000 fixed-income securities, including U.S. Government securities and investment grade corporate bonds, each with an outstanding market value of at least $25 million and remaining maturity of greater than one year.

The Fund seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, invests in a representative sample of the securities that comprise the Bond Index in proportions that match their Index weightings.

--------------------------------------------------------------------------------------------------------
                                 RETURNS FOR THE PERIOD ENDED 12/31/00
--------------------------------------------------------------------------------------------------------
                                   AVERAGE ANNUAL RETURN             CUMULATIVE RETURN
------------------ --------------- --------------------------------- -----------------------------------
                                   SINCE             9/1/99-         SINCE             9/1/99-12/31/00**
                   ONE YEAR        INCEPTION**       12/31/00**      INCEPTION**
------------------ --------------- ----------------- --------------- ----------------- -----------------
Fund               11.98%          9.12%             9.17%           12.81%            12.47%
------------------ --------------- ----------------- --------------- ----------------- -----------------
Bond Index         11.85%          -                  9.14%          -                 12.40%
------------------ --------------- ----------------- --------------- ----------------- -----------------

The following table shows the hypothetical return of $10,000 invested in the Bond Index (and not the return of any fund).

                      BOND
 DATE                INDEX+
-----------------------------------------

8/13/99            $10,000.00
8/31/99            $ 9,992.00
9/30/99            $10,081.93
10/31/99           $10,108.14
11/30/99           $10,102.08
12/31/99           $10,040.45
1/31/00            $10,037.44
2/29/00            $10,162.91
3/31/00            $10,309.26
4/30/00            $10,258.74
5/31/00            $10,249.51
6/30/00            $10,458.60
7/31/00            $10,569.46
8/31/00            $10,718.49
9/30/00            $10,759.22
10/31/00           $10,827.00
11/30/00           $11,012.14
12/31/00           $11,229.08

The following table provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 2000.

                  E*TRADE BOND
 DATE             INDEX FUND++
-----------------------------------------

8/13/99            $10,000.00
8/31/99            $10,030.00
9/30/99            $10,119.27
10/31/99           $10,139.51
11/30/99           $10,139.51
12/31/99           $10,074.61
1/31/00            $10,064.54
2/29/00            $10,196.38
3/31/00            $10,349.33
4/30/00            $10,287.23
5/31/00            $10,266.66
6/30/00            $10,473.02
7/31/00            $10,588.22
8/31/00            $10,735.40
9/30/00            $10,784.78
10/31/00           $10,848.41
11/30/00           $11,040.43
12/31/00           $11,281.11


[insert graph]

+Hypothetical illustration of $10,000 invested at inception (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2000. This Graph reflects the Fund's operating expenses but the Index does not have expenses which would have lowered its performance.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

In addition to our current family of no-load index funds, we are pleased to introduce two new funds to help you diversify your current portfolio - E*TRADE Financial Sector Index Fund and E*TRADE Russell 2000(R) Index Fund.

E*TRADE FINANCIAL SECTOR INDEX FUND:

The E*TRADE Financial Sector Index Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) Index.SM*** . Because the E*TRADE Financial Sector Index Fund is non-diversified and invests in a single sector of the overall market, it may be subject to additional risk not typically associated with broadly diversified offerings.

E*TRADE RUSSELL 2000 INDEX FUND:

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 IndexSM****, a recognized benchmark for the small-cap group. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

Adding these two index funds is part of the ongoing strategy of E*TRADE Funds to offer a complete proprietary mutual fund product lineup for investors seeking the benefits of broad portfolio diversification. Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

The Fund's audited financial statements for the year ended December 31, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Bond Index Fund.

Sincerely, E*TRADE Funds

*Lehman Brothers ("Lehman") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Lehman Brothers Government/Corporate Bond Index(R)" is a trademark of Lehman. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

** The Fund began operations on August 13, 1999. Index Comparisons began on September 1, 1999.

*** "Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

**** Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

FINANCIAL MARKETS COMMENTARY
----------------------------

The year opened with indications of an overheated economy. Specifically, the annualized GDP growth rate was an alarming 7.3%. Adding to inflation concerns, unemployment figures came in at only 4%. The Federal Reserve Board (the "Fed") responded by increasing short-term rates twice during the first quarter. On February 2nd, both the discount rate and the federal funds rate were raised by 0.25%. On March 21st, both rates were raised an additional 0.25%.

Despite the preemptive moves made by the Fed in the first quarter, the biggest impact on the bond market came from the US Treasury. During the first quarter, the Treasury announced that it would buy back long-term Treasury bonds in an effort to reduce outstanding government debt, and then proceeded to curtail further treasury auctions. The anticipated lower supply of long-term US treasury bonds caused long-term yields to plunge, actually dropping below the yield on two-year notes. For the first quarter, the Treasury Index returned an impressive 3.79%. The Lehman Brothers Government/Credit Bond Index's return of 2.55% reflected the combination of the robust Treasury market with the inflation-wary corporate market.

Bonds gave back some of their first quarter gains during April and May, primarily due to additional indications of an overheating economy. A higher-than-expected jump in the Employment Index was among factors that led the Lehman 20+Year Treasury Bond Index down 1.00% for the month of April. The inversion of the yield curve, which had begun in the first quarter, became more exaggerated in April. The yield on two-year notes climbed to 6.69%, well above the 30-year bond's yield of 5.96%.

Signs of a rapidly growing economy continued to appear in May, causing more weakness in the bond market. On May 16th, the Fed raised rates by 0.50%, the third (and last) increase in 2000. This move brought the federal funds rate to 6.5%, its highest level since January 1991. The Fed's tightening policy appeared to be having the desired effect by month end, when economic figures came in weaker than expected. In June, figures for existing home sales and durable goods orders both declined, indicating slower growth. The economy appeared to be approaching the desired "soft landing" and the Fed left rates unchanged. The bond markets rebounded, bringing the Lehman Brothers Government/Credit Bond Index back into positive territory, and it finished the second quarter up 1.59%.

The second half of the year brought more assurances that the economy was growing at a sustainable pace. In August, an increase in jobless claims, a low CPI figure and a drop in durable goods orders all pointed to a slowing economy. The Fed left rates unchanged, and bond markets registered solid returns. Both the Lehman Aggregate and Government/Credit Indices turned in their best quarterly performance since the third quarter of 1998, with total returns of 3.01% and 2.87%, respectively.

The bond market continued to post strong gains through the fourth quarter. By November, hopes for a slowing economy increasingly shifted to fears that a "hard landing" was in store. With the poor performance of the equity markets in the last months of the year, the Treasury market in particular benefited from the corresponding flight to safety, and the Lehman Brothers Treasury Bond Index logged its best monthly returns since the currency crisis of 1998.

Although the Federal Open Market Committee chose not to change rates during its December 19 meeting, it did switch to an easing bias, which provided encouragement to investors. The Lehman Brothers Government/Credit Bond Index returned 4.37% for the quarter, up 11.85% for the year.

FINANCIAL STATEMENTS
--------------------

E*TRADE BOND INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
Investment in Bond Index Master Portfolio ("Master Portfolio"),
   at market value (Note 1)                                          $3,519,993
Receivable for fund shares sold                                           6,302
                                                                     ----------
Total Assets                                                          3,526,295
                                                                     ----------
LIABILITIES:
Payable for fund shares redeemed                                            209
Accrued administration fee (Note 2)                                       2,285
Accrued advisory fee (Note 2)                                               179
                                                                     ----------
Total Liabilities                                                         2,673
                                                                     ----------
NET ASSETS                                                           $3,523,622
                                                                     ==========
NET ASSETS CONSIST OF:
       Paid-in capital                                                3,422,990
       Undistributed net realized loss on investments                   (12,914)
       Net unrealized appreciation of investments                       113,546
                                                                     ----------
NET ASSETS                                                           $3,523,622
                                                                     ==========
Shares outstanding (unlimited authorized, par value $0.01)              337,988
                                                                     ==========
Net asset value, offering price and redemption price per share       $    10.43
                                                                     ==========



--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE BOND INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Interest                                                      $195,849
       Expenses (Note 2)                                               (2,300)
                                                                     --------
Net investment income allocated from Master Portfolio                 193,549
                                                                     --------
FUND EXPENSES (NOTE 2):
       Administration fee                                               7,164
       Advisory fee                                                       568
       Trustee fees                                                        46
                                                                     --------
Total fund expenses before waiver of Trustee fees                       7,778
       Waived Trustee fees (Note 2)                                       (46)
                                                                     --------
Net Expenses                                                            7,732
                                                                     --------
Net Investment Income                                                 185,817
                                                                     --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
FROM MASTER PORTFOLIO
       Net realized loss on sale of investments                       (12,185)
       Net change in unrealized appreciation
         (depreciation) of investments                                154,600
                                                                     --------
Net realized and unrealized gain on investments allocated
   from Master Portfolio                                              142,415
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $328,232
                                                                     ========

--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE BOND INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                     FOR THE PERIOD
                                                                                                    AUGUST 13, 1999
                                                                            FOR THE YEAR ENDED  (COMMENCEMENT OF OPERATIONS)
                                                                              DECEMBER 31, 2000    THROUGH DECEMBER 31, 1999
                                                                              -----------------    -------------------------

INCREASE IN NET ASSETS

OPERATIONS:
       Net investment income                                                      $  185,817             $   32,160
       Net realized loss on sale of investments                                      (12,185)                  (917)
       Net change in unrealized appreciation (depreciation) of investments           154,600                (41,054)
                                                                                  ----------             ----------
Net increase (decrease) in net assets resulting from operations                      328,232                 (9,811)
                                                                                  ----------             ----------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                                     (187,003)               (33,085)
                                                                                  ----------             ----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
       Net proceeds from sale of shares                                            3,538,825              3,007,179
       Value of shares issued in reinvestment of dividends and distributions         181,209                  3,470
       Cost of shares redeemed                                                    (2,671,680)              (642,087)
                                                                                  ----------             ----------
Net increase in net assets resulting from transactions in
   shares of common stock                                                          1,048,354              2,368,562
                                                                                  ----------             ----------
Redemption fees                                                                        7,355                  1,018
                                                                                  ----------             ----------
Increase in Net Assets                                                             1,196,938              2,326,684
                                                                                  ----------             ----------
NET ASSETS:
Beginning of period                                                                2,326,684                     --
                                                                                  ----------             ----------
End of period                                                                     $3,523,622             $2,326,684
                                                                                  ==========             ==========
SHARE TRANSACTIONS:
       Number of shares sold                                                         351,317                298,523
       Number of shares reinvested                                                    17,922                    346
       Number of shares redeemed                                                    (266,047)               (64,073)
                                                                                  ----------             ----------
Net increase in shares outstanding                                                   103,192                234,796
                                                                                  ==========             ==========

--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    E*TRADE BOND INDEX FUND
    FINANCIAL HIGHLIGHTS
    FOR A SHARE OUTSTANDING FOR THE PERIOD


    ---------------------------------------------------------------------------------------------------------

                                                                                            PERIOD FROM
                                                                                        AUGUST 13, 1999
                                                                                          (COMMENCEMENT
                                                                      YEAR ENDED          OF OPERATIONS) TO
                                                               DECEMBER 31, 2000 (5)   DECEMBER 31, 1999 (5)
    --------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                 $  9.91          $ 10.00
                                                                         --------         --------
    INCOME FROM INVESTMENT OPERATIONS:
         Net investment income                                              0.63             0.16
         Net realized and unrealized gain (loss) on investments             0.49            (0.09)
                                                                         --------         --------
    TOTAL INCOME FROM INVESTMENT OPERATIONS                                 1.12             0.07
                                                                         --------         --------
    DISTRIBUTIONS TO SHAREHOLDERS:
         Distributions from net investment income                          (0.63)           (0.16)
                                                                         --------         --------
    REDEMPTION FEES ADDED TO PAID-IN-CAPITAL                                0.03             0.00   (2)
                                                                         --------         --------
    NET ASSET VALUE, END OF PERIOD                                       $ 10.43          $  9.91
                                                                         ========         ========
    TOTAL RETURN                                                         11.98 %           0.74 %   (1)
    RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period (000s omitted)                        $ 3,524          $ 2,327
         Ratio of expenses to average net assets                          0.35 %   (3)     0.35 % (3)(4)
         Ratio of net investment income to average net assets             6.47 %           6.34 %   (4)
         Portfolio turnover rate of Master Portfolio                        52 %             25 %   (1)

    ---------------------------------------------------------------------------------------------------------

    (1) FOR THE PERIOD AUGUST 13, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

    (2)  ROUNDS TO LESS THAN $0.01.

    (3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO PAY THE NON-AFFILIATED TRUSTEE EXPENSES FOR THE FUND FOR THE PERIOD AUGUST 13, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 9, 2000. EVEN IF SUCH ACTION HAD NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE REMAINED UNCHANGED AT 0.35% FOR THE PERIOD FROM AUGUST 13,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999 AND FOR THE YEAR ENDED DECEMBER 31, 2000.

    (4)  ANNUALIZED.

    (5) PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE BOND INDEX MASTER PORTFOLIO.

    The accompanying notes are an integral part of these financial statements.

E*TRADE BOND INDEX FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE Bond Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2000 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE Bond Index Fund.

         The Fund's investment objective is to provide investment results that attempt to correspond, before fees and expenses, to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Corporate Bond Index.* The Fund seeks to achieve its objective by investing in a Master Portfolio. The Master Portfolio, in turn, invests in a representative sample of the securities that comprise the Bond Index and in proportions that match their index weight.

         * "Lehman Brothers Government/Corporate Bond Index (TM) " is a trademark of Lehman Brothers ("Lehman"). Lehman does not sponsor the Fund or the Bond Index Master Portfolio (the "Master Portfolio"), nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Lehman Brothers Government/Corporate Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

         The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     PRINCIPLES OF ACCOUNTING

         The Fund uses the accrual method of accounting for financial reporting purposes.

     INVESTMENT POLICY AND SECURITY VALUATION

         The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 2000, the value of the Fund's investment in the Master Portfolio was .78% of the outstanding interests of the Master Portfolio.

         The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. Debt securities of the Master Portfolio are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums are not amortized as securities purchased. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

         The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

         The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2000.

         As of December 31, 2000 for federal income tax purposes, the Fund had a capital loss carryforward of $134 and $12,517, expiring in 2007 and 2008, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires.

     REDEMPTION FEES

         For redemptions made after September 30, 2000, shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. For shares held in the Fund that were redeemed before October 1, 2000 and within four months from the date of purchase, the redemption fee was 0.50%. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

         Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

         The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.25% of its average daily net assets for its services as administrator of the Fund.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

         Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund was obligated to pay Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the year ended December 31, 2000. Effective May 9, 2000, such Trustee fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to an amendment to the Administrative Agreement.

3.   PORTFOLIO SECURITIES LOANED

         As of December 31, 2000, the Master Portfolio had loaned securities, which were collateralized by cash, money market mutual funds and repurchase agreements. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending is that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

4.   CHANGE IN ACCOUNTING POLICY

         In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the way the Fund accounts for premiums on fixed income securities and also require changes to the presentation of the financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Bond Index Fund (the "Fund") (one of ten funds comprising the E*TRADE Funds) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period August 13, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Bond Index Fund as of December 31, 2000 and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period August 13, 1999 (commencement of operations) to December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Los Angeles, California
February 21, 2001

BOND INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2000

         SECURITY                                      FACE AMOUNT     VALUE
         -----------------------------------------------------------------------

         CORPORATE BONDS & NOTES--35.47%

         AEROSPACE / DEFENSE--0.80%
         -----------------------------------------------------------------------
         Lockheed Martin Corp.
           8.20%, 12/01/09                               1,500,000    1,648,860
         Raytheon Co.
           7.38%, 07/15/25                               1,000,000      923,271
         United Technologies Corp.
           6.63%, 11/15/04                               1,000,000    1,019,203
         -----------------------------------------------------------------------
                                                                      3,591,334
         -----------------------------------------------------------------------

         AIRLINES--0.12%
         -----------------------------------------------------------------------
         Delta Air Lines Inc.
           7.57%, 11/18/10                                 500,000      527,780
         -----------------------------------------------------------------------
                                                                        527,780
         -----------------------------------------------------------------------

         AUTO MANUFACTURERS--1.62%
         -----------------------------------------------------------------------
         DaimlerChrysler AG
           7.40%, 01/20/05                               1,000,000    1,004,280
           8.00%, 06/15/10                                 500,000      504,403
         Ford Motor Company
           6.38%, 02/01/29                               1,000,000      818,224
           7.45%, 07/16/31                               1,500,000    1,410,900
           8.88%, 04/01/06                               1,500,000    1,635,558
         General Motors Corp.
           6.25%, 05/01/05                               1,000,000      979,826
           7.40%, 09/01/25                               1,000,000      944,504
         -----------------------------------------------------------------------
                                                                      7,297,695
         -----------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.40%
         -----------------------------------------------------------------------
         Goodyear Tire & Rubber Co.
           6.63%, 12/01/06                               1,000,000      801,665
         Visteon Corp.
           8.25%, 08/01/10               *               1,000,000      985,990
         -----------------------------------------------------------------------
                                                                      1,787,655
         -----------------------------------------------------------------------

         BANKS--5.73%
         -----------------------------------------------------------------------
         ABN Amro Bank NV
           7.30%, 12/01/26                                 500,000      463,093
         Bank of New York Co. Inc.
           6.50%, 12/01/03                               1,000,000    1,007,791
         Bank of Tokyo-Mitsubishi Ltd.
           8.40%, 04/15/10                               1,000,000    1,065,222
         Bank One Corp.
           6.40%, 08/01/02                               1,000,000    1,001,984
           8.10%, 03/01/02                               1,000,000    1,019,345
         BankAmerica Corp.
           6.25%, 04/01/08                               1,870,000    1,791,084
         BankBoston Corp.
           6.50%, 12/19/07                               1,022,000    1,000,001
         Chase Manhattan Corp.

           5.75%, 04/15/04                               1,000,000      980,816
         Deutsche Bank AG
           6.70%, 12/13/06                               1,000,000      995,774
         Dresdner Bank AG
           6.63%, 09/15/05                               1,000,000    1,001,878
         First Union Capital Corp.
           8.04%, 12/01/26                               2,000,000    1,872,286
         First Union Corp.
           6.63%, 07/15/05                                 500,000      497,809
         International Bank of Reconstruction & Development
           6.38%, 07/21/05                               1,000,000    1,024,853
         KeyCorp
           6.75%, 03/15/06                               1,500,000    1,498,216
         KFW International Finance Inc.
           7.63%, 02/15/04                               3,500,000    3,683,641
           8.00%, 02/15/10                                 250,000      275,260
         Korea Development Bank
           7.13%, 04/22/04                               1,000,000      992,500
           7.38%, 09/17/04                               1,000,000    1,002,556
         Mellon Capital II
           8.00%, 01/15/27                               1,000,000      962,186
         NationsBank Corp.
           7.75%, 08/15/15                               1,000,000    1,000,324
         Republic New York Corp.
           7.75%, 05/15/09                               1,000,000    1,033,422
         Skandinaviska Enskilda Banken
           6.88%, 02/15/09                                 500,000      481,907
         Swiss Bank Corp.
           7.38%, 07/15/15                               1,200,000    1,205,786
         -----------------------------------------------------------------------
                                                                     25,857,734
         -----------------------------------------------------------------------

         BEVERAGES--0.86%
         -----------------------------------------------------------------------
         Anheuser-Busch Companies Inc.
           9.00%, 12/01/09                               1,500,000    1,772,265
         Coca-Cola Enterprises Inc.
           8.00%, 09/15/22                               1,000,000    1,092,108
         Diageo PLC
           6.13%, 08/15/05                               1,000,000      993,515
         -----------------------------------------------------------------------
                                                                      3,857,888
         -----------------------------------------------------------------------

         CHEMICALS--0.12%
         -----------------------------------------------------------------------
         Dow Chemical Co.
           8.63%, 04/01/06                                 500,000      550,346
         -----------------------------------------------------------------------
                                                                        550,346
         -----------------------------------------------------------------------

         COMPUTERS--0.66%
         -----------------------------------------------------------------------
         International Business Machines Corp.
           5.63%, 04/12/04                               3,000,000    2,958,099
         -----------------------------------------------------------------------
                                                                      2,958,099
         -----------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.25%
         -----------------------------------------------------------------------
         Procter & Gamble Co.
           8.50%, 08/10/09                               1,000,000    1,144,276
         -----------------------------------------------------------------------
                                                                      1,144,276
         -----------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--8.02%
         -----------------------------------------------------------------------
         Ahmanson (H.F.) & Co.
           8.25%, 10/01/02                               1,000,000    1,027,081
         American General Finance Corp.
           6.38%, 03/01/03                               1,000,000    1,000,884
         Associates Corp. NA
           6.25%, 11/01/08                               1,500,000    1,446,374
           6.95%, 11/01/18                               1,000,000      947,479
         Bear Stearns Companies Inc.
           6.75%, 04/15/03                               1,000,000    1,001,800
         CIT Group Holdings Inc.
           6.63%, 06/15/05                               1,000,000      979,375
         Citigroup Inc.
           7.88%, 05/15/25                               1,000,000    1,060,190
         Countrywide Funding Corp.
           6.88%, 09/15/05                               1,000,000      999,157
         Ford Motor Credit Co.
           7.50%, 06/15/03                               1,000,000    1,020,927
           7.50%, 03/15/05                               3,400,000    3,471,063
           7.88%, 06/15/10                               1,000,000    1,030,499
         General Electric Capital Corp.
           7.25%, 05/03/04                               3,000,000    3,108,105
         General Motors Acceptance Corp.
           7.13%, 05/01/03                               4,500,000    4,534,011
         Goldman Sachs Group Inc.
           7.63%, 08/17/05                               1,000,000    1,040,877
         Household Finance Corp.
           6.00%, 05/01/04                               2,000,000    1,963,008
           6.70%, 06/15/02                               1,000,000    1,005,722
         Lehman Brothers Inc.
           7.63%, 06/01/06                               2,500,000    2,567,760
         Merrill Lynch & Co. Inc.
           6.00%, 02/17/09                               3,000,000    2,839,368
           6.38%, 10/15/08                               1,000,000      970,910
         Morgan Stanley Dean Witter & Co.
           7.13%, 01/15/03               *               1,000,000    1,017,218
           8.00%, 06/15/10                               1,000,000    1,077,224
         Norwest Financial Inc.
           5.38%, 09/30/03                               1,000,000      975,242
         Pemex Finance Ltd.
           9.69%, 08/15/09                               1,000,000    1,081,610
         -----------------------------------------------------------------------
                                                                     36,165,884
         -----------------------------------------------------------------------

         ELECTRIC--3.09%
         -----------------------------------------------------------------------
         Dominion Resources Inc.
           7.63%, 07/15/05                               1,000,000    1,043,040
           8.13%, 06/15/10                               1,000,000    1,080,149
         Duke Energy Corp.
           6.00%, 12/01/28                               2,000,000    1,669,300
           7.50%, 08/16/05                               1,000,000    1,040,724
         Houston Lighting & Power Co.
           6.50%, 04/21/03                               4,000,000    4,017,556
         Korea Electric Power Corp.
           6.38%, 12/01/03                               1,000,000      970,000
         Niagara Mohawk Power Corp.
           7.38%, 07/01/03                                 756,098      768,765
           7.63%, 10/01/05                                 529,268      546,912
         Northern States Power Co.
           6.50%, 03/01/28                               1,500,000    1,342,290
         Texas Utilities Co.
           6.38%, 01/01/08                               1,000,000      945,136
         Xcel Energy Inc.
           7.00%, 12/01/10                                 500,000      495,803
         -----------------------------------------------------------------------
                                                                     13,919,675
         -----------------------------------------------------------------------

         ELECTRONICS--0.20%
         -----------------------------------------------------------------------
         Midwest Generation LLC
           8.56%, 01/02/16                               1,000,000      912,023
         -----------------------------------------------------------------------
                                                                        912,023
         -----------------------------------------------------------------------

         FOOD--0.96%
         -----------------------------------------------------------------------
         Albertson's Inc.
           6.63%, 06/01/28                               1,000,000      814,709
         Archer-Daniels-Midland Co.
           8.38%, 04/15/17                                 500,000      535,187
         ConAgra Inc.
           7.40%, 09/15/04                               1,000,000    1,033,433
         Fred Meyer Inc.
           7.45%, 03/01/08                               1,000,000    1,025,295
         Kroger Co.
           7.00%, 05/01/18                               1,000,000      935,508
         -----------------------------------------------------------------------
                                                                      4,344,132
         -----------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.22%
         -----------------------------------------------------------------------
         Abitibi-Consolidated Inc.
           8.55%, 08/01/10                               1,000,000    1,005,648
         -----------------------------------------------------------------------
                                                                      1,005,648
         -----------------------------------------------------------------------

         HEALTH CARE--0.23%
         -----------------------------------------------------------------------
         Becton Dickinson & Co.
           7.15%, 10/01/09                               1,000,000    1,028,346
         -----------------------------------------------------------------------
                                                                      1,028,346
         -----------------------------------------------------------------------

         INSURANCE--0.23%
         -----------------------------------------------------------------------
         Aetna Inc.
           7.13%, 08/15/06                               1,000,000    1,021,805
         -----------------------------------------------------------------------
                                                                      1,021,805
         -----------------------------------------------------------------------

         MACHINERY-CONSTRUCTION & MINING--0.23%
         -----------------------------------------------------------------------
         Caterpillar Inc.
           7.25%, 09/15/09                               1,000,000    1,034,597
         -----------------------------------------------------------------------
                                                                      1,034,597
         -----------------------------------------------------------------------

         MANUFACTURERS--0.21%
         -----------------------------------------------------------------------
         Tyco International Group
           6.88%, 01/15/29                               1,000,000      938,320
         -----------------------------------------------------------------------
                                                                        938,320
         -----------------------------------------------------------------------

         MEDIA--2.43%
         -----------------------------------------------------------------------
         Comcast Cable Communications
           8.38%, 05/01/07                               2,000,000    2,137,324
         Time Warner Entertainment Co.
           8.38%, 03/15/23                               2,500,000    2,701,810
         Viacom Inc.
           7.75%, 06/01/05                               3,500,000    3,647,063
         Walt Disney Co. (The)
           5.13%, 12/15/03                               2,000,000    1,944,814
           6.75%, 03/30/06                                 500,000      515,030
         -----------------------------------------------------------------------
                                                                     10,946,041
         -----------------------------------------------------------------------

         MULTI-NATIONAL--0.62%
         -----------------------------------------------------------------------
         Asian Development Bank
           6.75%, 06/11/07                               1,000,000    1,037,508
         Inter-American Development Bank
           5.75%, 02/26/08                               1,000,000      991,808
           8.40%, 09/01/09                                 200,000      231,721
           8.50%, 03/15/11                                 450,000      530,099
         -----------------------------------------------------------------------
                                                                      2,791,136
         -----------------------------------------------------------------------

         OIL & GAS PRODUCERS--1.10%
         -----------------------------------------------------------------------
         Amoco Canada
           7.25%, 12/01/02                               1,000,000    1,023,682
         Conoco Inc.
           5.90%, 04/15/04                               1,000,000      990,070
         Kerr-McGee Corp.
           6.63%, 10/15/07                               1,120,000    1,104,934
         Occidental Petroleum Corp.
           7.20%, 04/01/28                               1,000,000      959,193
         Phillips 66 Capital Trust II
           8.00%, 01/15/37                               1,000,000      902,920
         -----------------------------------------------------------------------
                                                                      4,980,799
         -----------------------------------------------------------------------

         PHARMACEUTICALS--0.22%
         -----------------------------------------------------------------------
         American Home Products Corp.
           6.50%, 10/15/02                               1,000,000    1,005,869
         -----------------------------------------------------------------------
                                                                      1,005,869
         -----------------------------------------------------------------------

         PIPELINES--0.23%
         -----------------------------------------------------------------------
         Sonat Inc.
           7.63%, 07/15/11                               1,000,000    1,036,125
         -----------------------------------------------------------------------
                                                                      1,036,125
         -----------------------------------------------------------------------

         REAL ESTATE--0.22%
         -----------------------------------------------------------------------
         EOP Operating LP
           6.38%, 02/15/03                               1,000,000      992,453
         -----------------------------------------------------------------------
                                                                        992,453
         -----------------------------------------------------------------------

         RETAIL--0.95%
         -----------------------------------------------------------------------
         Dayton Hudson
           6.65%, 08/01/28                               1,000,000      900,697
         Penney (J.C.) Company Inc.
           8.25%, 08/15/22                               2,000,000    1,172,440
         Wal-Mart Stores Inc.
           8.50%, 09/15/24                               2,000,000    2,205,688
         -----------------------------------------------------------------------
                                                                      4,278,825
         -----------------------------------------------------------------------

         TELECOMMUNICATION EQUIPMENT--0.21%
         -----------------------------------------------------------------------
         Motorola Inc.
           7.50%, 05/15/25                               1,000,000      950,309
         -----------------------------------------------------------------------
                                                                        950,309
         -----------------------------------------------------------------------

         TELECOMMUNICATIONS--0.96%
         -----------------------------------------------------------------------
         Bell Telephone Canada
           9.50%, 10/15/10                                 250,000      283,034
         British Telecom PLC
           8.13%, 12/15/10                               1,000,000    1,013,525
           8.63%, 12/15/30                               1,000,000    1,001,287
         Qwest Corp.
           7.63%, 06/09/03                               1,000,000    1,016,889
         Vodafone Group PLC
           7.75%, 02/15/10                               1,000,000    1,035,145
         -----------------------------------------------------------------------
                                                                      4,349,880
         -----------------------------------------------------------------------

         TELEPHONE--3.31%
         -----------------------------------------------------------------------
         AT&T Corp.
           6.00%, 03/15/09               *               1,500,000    1,336,733
           6.50%, 09/15/02               *               2,000,000    1,993,180
         Deutsche Telekom International Finance AG
           8.25%, 06/15/30                               1,000,000      987,885
         Koninklijke KPN NV
           8.00%, 10/01/10                               1,000,000      935,126
         New York Telephone Co.
           6.00%, 04/15/08                                 500,000      473,694
           7.00%, 12/01/33                               2,305,000    2,073,255
         Sprint Capital Corp.
           6.13%, 11/15/08                               3,000,000    2,675,529
         U.S. West Capital Funding Inc.
           6.13%, 07/15/02                               1,000,000      994,691
         WorldCom Inc.
           6.25%, 08/15/03                               1,000,000      976,589
           6.40%, 08/15/05                               1,500,000    1,443,764
           7.88%, 05/15/03                               1,000,000    1,012,028
         -----------------------------------------------------------------------
                                                                     14,902,474
         -----------------------------------------------------------------------

         TOBACCO--0.10%
         -----------------------------------------------------------------------
         Imperial Tobacco Group PLC
           7.13%, 04/01/09                                 500,000      472,481
         -----------------------------------------------------------------------
                                                                        472,481
         -----------------------------------------------------------------------

         TRANSPORTATION--1.17%
         -----------------------------------------------------------------------
         Burlington North Santa Fe Corp.
           6.53%, 07/15/37                               1,000,000    1,002,566
         Canadian National Railway Co.
           6.45%, 07/15/00                               1,300,000    1,265,376
         CSX Corp.
           7.90%, 05/01/17                               1,000,000    1,013,420
         Norfolk Southern Corp.
           7.70%, 05/15/17                               1,000,000    1,016,509
         Union Pacific Corp.
           6.79%, 11/09/07                               1,000,000      996,687
         -----------------------------------------------------------------------
                                                                      5,294,558
         -----------------------------------------------------------------------
         TOTAL CORPORATE BONDS & NOTES
           (Cost: $162,569,593)                                     159,944,187
         -----------------------------------------------------------------------

         SECURITY                                      FACE AMOUNT     VALUE
         -----------------------------------------------------------------------

         FOREIGN GOVERNMENT BONDS & NOTES++--2.58%
         -----------------------------------------------------------------------
         British Columbia (Province of)
           6.50%, 01/15/26                               1,000,000      954,552
         Chile (Republic of)
           6.88%, 04/28/09                               1,000,000      971,290
         Corp. Andina de Fomento
           7.75%, 03/01/04                               2,000,000    2,050,070
         Hydro Quebec
           8.40%, 01/15/22                               2,000,000    2,292,974
         Mexico Government International Bond
           9.88%, 01/15/07                               1,000,000    1,062,500
           11.50%, 05/15/26                              1,000,000    1,215,000
         Ontario (Province of)
           7.63%, 06/22/04                                 750,000      789,599
           7.75%, 06/04/02                               1,300,000    1,332,752
         Quebec (Province of)
           5.75%, 02/15/09                               1,000,000      965,336
         -----------------------------------------------------------------------
         TOTAL FOREIGN GOVERNMENT BONDS & NOTES
         (Cost: $11,621,784)                                         11,634,073
         -----------------------------------------------------------------------

         SECURITY                                     FACE AMOUNT      VALUE
         -----------------------------------------------------------------------

         U.S. GOVERNMENT AND AGENCY OBLIGATIONS--59.59%

         U.S. GOVERNMENT AGENCY BONDS AND NOTES--17.06%
         -----------------------------------------------------------------------
         Federal Home Loan Bank
           5.02%, 02/11/02                               3,500,000    3,474,131
           5.13%, 09/15/03                               2,500,000    2,470,665
           5.40%, 01/15/03                               1,500,000    1,494,561
           5.50%, 01/21/03                               1,000,000      998,251
           5.95%, 07/28/08                               3,500,000    3,496,451
           6.09%, 06/02/06                               1,500,000    1,521,013
           6.13%, 08/15/03                               1,000,000    1,012,747
           6.61%, 06/09/04                               3,000,000    2,997,663
           6.75%, 02/15/02                               1,000,000    1,011,092
           6.88%, 08/15/03                               1,000,000    1,030,765
           7.38%, 05/15/03                               1,000,000    1,039,166

         Federal Home Loan Mortgage Corporation
           5.00%, 01/15/04                               5,000,000    4,913,870
           5.13%, 10/15/08                               3,400,000    3,216,866
           5.50%, 05/15/02                               1,000,000      998,174
           5.63%, 02/20/04                               1,000,000      989,401
           5.75%, 04/15/08                               2,000,000    1,980,820
           5.75%, 03/15/09                                 500,000      490,766
           5.90%, 05/04/04                               3,500,000    3,474,334
           6.30%, 06/01/04                               1,000,000      997,400
           6.75%, 09/15/29                               3,000,000    3,195,825
           7.00%, 02/15/03                               2,000,000    2,055,544
           7.00%, 07/15/05                               1,000,000    1,049,477
           7.09%, 11/24/06                               1,000,000      999,654
         Federal National Mortgage Association
           0.00%, 06/01/17                               1,000,000      366,171
           5.13%, 02/13/04                               3,104,000    3,067,407
           5.25%, 01/15/09                               1,000,000      952,754
           5.38%, 03/15/02                               1,000,000      996,435
           5.88%, 04/23/04                                 600,000      595,441
           6.00%, 05/15/08                               1,000,000    1,003,762
           6.25%, 05/15/29                               2,000,000    2,010,206
           6.26%, 02/25/09                               5,000,000    4,926,205
           6.38%, 06/15/09                                 394,000      403,472
           6.45%, 02/14/02                               1,000,000    1,000,147
           6.80%, 01/10/03                               1,400,000    1,431,913
           7.00%, 07/15/05                               1,000,000    1,049,477
           7.13%, 03/15/07                               1,000,000    1,066,890
           7.13%, 06/15/10                               2,000,000    2,165,722
           7.13%, 01/15/30                                 887,000      990,061
           7.55%, 04/22/02                               3,000,000    3,070,326
         Financing Corp.
           8.60%, 09/26/19                               2,150,000    2,693,752
           9.65%, 11/02/18                                 500,000      680,369
         Tennessee Valley Authority
           6.00%, 03/15/13                               1,000,000      990,184
           6.13%, 07/15/03                                 500,000      502,782
           6.25%, 12/15/17                                 600,000      588,919
           6.88%, 12/15/43                               1,000,000      954,810
           7.13%, 05/01/30                                 450,000      502,437
         -----------------------------------------------------------------------
                                                                     76,918,278
         -----------------------------------------------------------------------
         U.S. GOVERNMENT SECURITIES--42.53%
         -----------------------------------------------------------------------
         U.S. Treasury Bonds
           5.25%, 02/15/29                                 700,000      672,109
           5.50%, 08/15/28                               2,800,000    2,778,339
           6.00%, 02/15/26                               1,200,000    1,264,384
           6.13%, 11/15/27                               1,600,000    1,722,115
           6.13%, 08/15/29               *                 800,000      871,250
           6.25%, 08/15/23                                 700,000      757,025
           6.25%, 05/15/30               *               2,800,000    3,125,937
           6.50%, 11/15/26                               1,500,000    1,684,755
           6.63%, 02/15/27                               1,000,000    1,141,910
           7.13%, 02/15/23                               5,200,000    6,195,379
           7.25%, 05/15/16                               4,100,000    4,826,733
           7.50%, 11/15/16                                 500,000      603,077
           7.63%, 02/15/07                                 500,000      510,664
           7.63%, 02/15/25                               4,300,000    5,442,020
           7.88%, 02/15/21                               2,500,000    3,184,160

           8.00%, 11/15/21                               6,250,000    8,086,912
           8.13%, 08/15/19                               4,850,000    6,268,984
           8.75%, 11/15/08                                 500,000      543,711
           8.75%, 05/15/17               *               1,600,000    2,148,187
           8.75%, 05/15/20                               2,300,000    3,155,255
           8.75%, 08/15/20                               2,100,000    2,886,219
           9.13%, 05/15/09                               1,000,000    1,112,500
           9.13%, 05/15/18                               1,500,000    2,092,206
           9.25%, 02/15/16                                 600,000      827,767
           9.38%, 02/15/06                               1,300,000    1,544,562
           9.88%, 11/15/15                               1,500,000    2,160,579
           10.38%, 11/15/12                              1,300,000    1,671,515
           10.75%, 08/15/05                                550,000      674,653
           11.25%, 02/15/15                                650,000    1,015,777
           11.75%, 11/15/14                                500,000      724,648
           12.00%, 08/15/13                              1,100,000    1,552,891
           12.50%, 08/15/14                                400,000      595,938
           12.75%, 11/15/10                                500,000      657,207
           13.25%, 05/15/14                                850,000    1,298,840
           13.88%, 05/15/11                                600,000      836,672
         U.S. Treasury Notes
           4.25%, 11/15/03                               1,500,000    1,464,121
           4.75%, 02/15/04                               2,100,000    2,075,623
           4.75%, 11/15/08                               6,700,000    6,517,056
           5.25%, 05/15/04                               3,700,000    3,712,051
           5.38%, 06/30/03               *               2,250,000    2,262,971
           5.50%, 01/31/03                               2,100,000    2,114,679
           5.50%, 02/28/03                               3,500,000    3,524,990
           5.50%, 03/31/03                               3,000,000    3,023,328
           5.50%, 05/31/03                               1,450,000    1,461,945
           5.50%, 02/15/08                               2,300,000    2,344,151
           5.50%, 05/15/09                                 500,000      510,424
           5.63%, 05/15/08                               3,300,000    3,389,664
           5.75%, 11/30/02                               1,600,000    1,615,619
           5.75%, 04/30/03               *               1,000,000    1,012,910
           5.75%, 08/15/03                               2,700,000    2,740,079
           5.75%, 11/15/05                                 500,000      516,270
           5.88%, 09/30/02                               1,700,000    1,718,399
           5.88%, 02/15/04                               1,000,000    1,020,467
           5.88%, 11/15/04                               3,500,000    3,591,259
           6.00%, 08/15/04                               2,000,000    2,057,064
           6.00%, 08/15/09                               2,800,000    2,955,361
           6.13%, 08/15/07                               3,300,000    3,474,022
           6.25%, 01/31/02                               1,000,000    1,007,990
           6.25%, 02/28/02                               1,500,000    1,513,679
           6.25%, 06/30/02                               3,000,000    3,039,765
           6.25%, 02/15/03                               3,800,000    3,881,301
           6.25%, 02/15/07                               2,500,000    2,641,893
           6.38%, 01/31/02                               2,000,000    2,018,154
           6.38%, 04/30/02                               1,000,000    1,012,583
           6.38%, 08/15/02                               4,700,000    4,780,831
           6.50%, 02/28/02                               2,500,000    2,530,030
           6.50%, 03/31/02                               4,000,000    4,050,464
           6.50%, 05/31/02               *               1,000,000    1,015,157
           6.50%, 05/15/05               *               3,000,000    3,165,387
           6.50%, 08/15/05               *               1,900,000    2,008,995
           6.50%, 10/15/06               *               2,600,000    2,774,892

           6.50%, 02/15/10                               1,800,000    1,970,014
           6.63%, 03/31/02                               1,000,000    1,014,437
           6.63%, 04/30/02                               2,800,000    2,844,190
           6.63%, 05/15/07                               1,000,000    1,078,625
           6.75%, 05/15/05                               1,500,000    1,596,605
           6.88%, 05/15/06                                 600,000      649,172
           7.00%, 07/15/06                               1,900,000    2,068,534
           7.25%, 08/15/04                               8,950,000    9,566,539
           7.50%, 05/15/02                               3,000,000    3,083,733
           7.50%, 02/15/05               *               1,300,000    1,413,870
           7.88%, 11/15/04                               3,000,000    3,283,476
         -----------------------------------------------------------------------
                                                                    191,747,649
         -----------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
         (Cost: $262,531,198)                                       268,665,927
         -----------------------------------------------------------------------

         SECURITY                                     FACE AMOUNT     VALUE
         -----------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--5.13%
         -----------------------------------------------------------------------
         Federal Home Loan Mortgage Corporation Discount Note
           6.51%, 01/16/01               +               2,994,337    2,994,337
         Goldman Sachs Financial Square Prime Obligation Fund

                                         +               7,038,433    7,038,433
         Providian Temp Cash Money Market Fund

                                         +               5,713,203    5,713,203
         Short Term Investment Company Liquid Assets Portfolio

                                         +               7,378,275    7,378,275
         -----------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $23,124,248)                                         23,124,248
         -----------------------------------------------------------------------

         SECURITY                                      FACE AMOUNT    VALUE
         -----------------------------------------------------------------------

         REPURCHASE AGREEMENT-0.73%
         -----------------------------------------------------------------------

         Investors Bank & Trust Tri Party
         Repurchase Agreement, dated 12/29/00,
         due 01/02/01, with a maturity value of
         $3,289,13,287,036 effective yield of 5.73%.     3,287,036    3,287,036
         -----------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
         (Cost: $3,287,036)                                           3,287,036
         -----------------------------------------------------------------------


         TOTAL INVESTMENTS IN SECURITIES -- 103.50%
         (Cost $463,133,859)                                        466,655,471
         -----------------------------------------------------------------------
         Other Assets, Less Liabilities -- (3.50%)                  (15,776,838)
         -----------------------------------------------------------------------
         NET ASSETS -- 100.00%                                     $450,878,633
         =======================================================================


*        Denotes all or part of security on loan. See Note 4.

+ Represents investment of collateral received from securities lending transactions. See Note 4.

(        INVESTMENT IS DENOMINATED IN U.S. DOLLARS.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2000

         SECURITY                                      FACE AMOUNT     VALUE
         -----------------------------------------------------------------------

         CORPORATE BONDS & NOTES--35.47%

         AEROSPACE / DEFENSE--0.80%
         -----------------------------------------------------------------------
         Lockheed Martin Corp.
           8.20%, 12/01/09                               1,500,000    1,648,860
         Raytheon Co.
           7.38%, 07/15/25                               1,000,000      923,271
         United Technologies Corp.
           6.63%, 11/15/04                               1,000,000    1,019,203
         -----------------------------------------------------------------------
                                                                      3,591,334
         -----------------------------------------------------------------------

         AIRLINES--0.12%
         -----------------------------------------------------------------------
         Delta Air Lines Inc.
           7.57%, 11/18/10                                 500,000      527,780
         -----------------------------------------------------------------------
                                                                        527,780
         -----------------------------------------------------------------------

         AUTO MANUFACTURERS--1.62%
         -----------------------------------------------------------------------
         DaimlerChrysler AG
           7.40%, 01/20/05                               1,000,000    1,004,280
           8.00%, 06/15/10                                 500,000      504,403
         Ford Motor Company
           6.38%, 02/01/29                               1,000,000      818,224
           7.45%, 07/16/31                               1,500,000    1,410,900
           8.88%, 04/01/06                               1,500,000    1,635,558
         General Motors Corp.
           6.25%, 05/01/05                               1,000,000      979,826
           7.40%, 09/01/25                               1,000,000      944,504
         -----------------------------------------------------------------------
                                                                      7,297,695
         -----------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.40%
         -----------------------------------------------------------------------
         Goodyear Tire & Rubber Co.
           6.63%, 12/01/06                               1,000,000      801,665
         Visteon Corp.
           8.25%, 08/01/10               *               1,000,000      985,990
         -----------------------------------------------------------------------
                                                                      1,787,655
         -----------------------------------------------------------------------

         BANKS--5.73%
         -----------------------------------------------------------------------
         ABN Amro Bank NV
           7.30%, 12/01/26                                 500,000      463,093
         Bank of New York Co. Inc.
           6.50%, 12/01/03                               1,000,000    1,007,791
         Bank of Tokyo-Mitsubishi Ltd.
           8.40%, 04/15/10                               1,000,000    1,065,222
         Bank One Corp.
           6.40%, 08/01/02                               1,000,000    1,001,984
           8.10%, 03/01/02                               1,000,000    1,019,345
         BankAmerica Corp.
           6.25%, 04/01/08                               1,870,000    1,791,084
         BankBoston Corp.
           6.50%, 12/19/07                               1,022,000    1,000,001
         Chase Manhattan Corp.

           5.75%, 04/15/04                               1,000,000      980,816
         Deutsche Bank AG
           6.70%, 12/13/06                               1,000,000      995,774
         Dresdner Bank AG
           6.63%, 09/15/05                               1,000,000    1,001,878
         First Union Capital Corp.
           8.04%, 12/01/26                               2,000,000    1,872,286
         First Union Corp.
           6.63%, 07/15/05                                 500,000      497,809
         International Bank of Reconstruction & Development
           6.38%, 07/21/05                               1,000,000    1,024,853
         KeyCorp
           6.75%, 03/15/06                               1,500,000    1,498,216
         KFW International Finance Inc.
           7.63%, 02/15/04                               3,500,000    3,683,641
           8.00%, 02/15/10                                 250,000      275,260
         Korea Development Bank
           7.13%, 04/22/04                               1,000,000      992,500
           7.38%, 09/17/04                               1,000,000    1,002,556
         Mellon Capital II
           8.00%, 01/15/27                               1,000,000      962,186
         NationsBank Corp.
           7.75%, 08/15/15                               1,000,000    1,000,324
         Republic New York Corp.
           7.75%, 05/15/09                               1,000,000    1,033,422
         Skandinaviska Enskilda Banken
           6.88%, 02/15/09                                 500,000      481,907
         Swiss Bank Corp.
           7.38%, 07/15/15                               1,200,000    1,205,786
         -----------------------------------------------------------------------
                                                                     25,857,734
         -----------------------------------------------------------------------

         BEVERAGES--0.86%
         -----------------------------------------------------------------------
         Anheuser-Busch Companies Inc.
           9.00%, 12/01/09                               1,500,000    1,772,265
         Coca-Cola Enterprises Inc.
           8.00%, 09/15/22                               1,000,000    1,092,108
         Diageo PLC
           6.13%, 08/15/05                               1,000,000      993,515
         -----------------------------------------------------------------------
                                                                      3,857,888
         -----------------------------------------------------------------------

         CHEMICALS--0.12%
         -----------------------------------------------------------------------
         Dow Chemical Co.
           8.63%, 04/01/06                                 500,000      550,346
         -----------------------------------------------------------------------
                                                                        550,346
         -----------------------------------------------------------------------

         COMPUTERS--0.66%
         -----------------------------------------------------------------------
         International Business Machines Corp.
           5.63%, 04/12/04                               3,000,000    2,958,099
         -----------------------------------------------------------------------
                                                                      2,958,099
         -----------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.25%
         -----------------------------------------------------------------------
         Procter & Gamble Co.
           8.50%, 08/10/09                               1,000,000    1,144,276
         -----------------------------------------------------------------------
                                                                      1,144,276
         -----------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--8.02%
         -----------------------------------------------------------------------
         Ahmanson (H.F.) & Co.
           8.25%, 10/01/02                               1,000,000    1,027,081
         American General Finance Corp.
           6.38%, 03/01/03                               1,000,000    1,000,884
         Associates Corp. NA
           6.25%, 11/01/08                               1,500,000    1,446,374
           6.95%, 11/01/18                               1,000,000      947,479
         Bear Stearns Companies Inc.
           6.75%, 04/15/03                               1,000,000    1,001,800
         CIT Group Holdings Inc.
           6.63%, 06/15/05                               1,000,000      979,375
         Citigroup Inc.
           7.88%, 05/15/25                               1,000,000    1,060,190
         Countrywide Funding Corp.
           6.88%, 09/15/05                               1,000,000      999,157
         Ford Motor Credit Co.
           7.50%, 06/15/03                               1,000,000    1,020,927
           7.50%, 03/15/05                               3,400,000    3,471,063
           7.88%, 06/15/10                               1,000,000    1,030,499
         General Electric Capital Corp.
           7.25%, 05/03/04                               3,000,000    3,108,105
         General Motors Acceptance Corp.
           7.13%, 05/01/03                               4,500,000    4,534,011
         Goldman Sachs Group Inc.
           7.63%, 08/17/05                               1,000,000    1,040,877
         Household Finance Corp.
           6.00%, 05/01/04                               2,000,000    1,963,008
           6.70%, 06/15/02                               1,000,000    1,005,722
         Lehman Brothers Inc.
           7.63%, 06/01/06                               2,500,000    2,567,760
         Merrill Lynch & Co. Inc.
           6.00%, 02/17/09                               3,000,000    2,839,368
           6.38%, 10/15/08                               1,000,000      970,910
         Morgan Stanley Dean Witter & Co.
           7.13%, 01/15/03               *               1,000,000    1,017,218
           8.00%, 06/15/10                               1,000,000    1,077,224
         Norwest Financial Inc.
           5.38%, 09/30/03                               1,000,000      975,242
         Pemex Finance Ltd.
           9.69%, 08/15/09                               1,000,000    1,081,610
         -----------------------------------------------------------------------
                                                                     36,165,884
         -----------------------------------------------------------------------

         ELECTRIC--3.09%
         -----------------------------------------------------------------------
         Dominion Resources Inc.
           7.63%, 07/15/05                               1,000,000    1,043,040
           8.13%, 06/15/10                               1,000,000    1,080,149
         Duke Energy Corp.
           6.00%, 12/01/28                               2,000,000    1,669,300
           7.50%, 08/16/05                               1,000,000    1,040,724
         Houston Lighting & Power Co.
           6.50%, 04/21/03                               4,000,000    4,017,556
         Korea Electric Power Corp.
           6.38%, 12/01/03                               1,000,000      970,000
         Niagara Mohawk Power Corp.
           7.38%, 07/01/03                                 756,098      768,765
           7.63%, 10/01/05                                 529,268      546,912
         Northern States Power Co.
           6.50%, 03/01/28                               1,500,000    1,342,290
         Texas Utilities Co.
           6.38%, 01/01/08                               1,000,000      945,136
         Xcel Energy Inc.
           7.00%, 12/01/10                                 500,000      495,803
         -----------------------------------------------------------------------
                                                                     13,919,675
         -----------------------------------------------------------------------

         ELECTRONICS--0.20%
         -----------------------------------------------------------------------
         Midwest Generation LLC
           8.56%, 01/02/16                               1,000,000      912,023
         -----------------------------------------------------------------------
                                                                        912,023
         -----------------------------------------------------------------------

         FOOD--0.96%
         -----------------------------------------------------------------------
         Albertson's Inc.
           6.63%, 06/01/28                               1,000,000      814,709
         Archer-Daniels-Midland Co.
           8.38%, 04/15/17                                 500,000      535,187
         ConAgra Inc.
           7.40%, 09/15/04                               1,000,000    1,033,433
         Fred Meyer Inc.
           7.45%, 03/01/08                               1,000,000    1,025,295
         Kroger Co.
           7.00%, 05/01/18                               1,000,000      935,508
         -----------------------------------------------------------------------
                                                                      4,344,132
         -----------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.22%
         -----------------------------------------------------------------------
         Abitibi-Consolidated Inc.
           8.55%, 08/01/10                               1,000,000    1,005,648
         -----------------------------------------------------------------------
                                                                      1,005,648
         -----------------------------------------------------------------------

         HEALTH CARE--0.23%
         -----------------------------------------------------------------------
         Becton Dickinson & Co.
           7.15%, 10/01/09                               1,000,000    1,028,346
         -----------------------------------------------------------------------
                                                                      1,028,346
         -----------------------------------------------------------------------

         INSURANCE--0.23%
         -----------------------------------------------------------------------
         Aetna Inc.
           7.13%, 08/15/06                               1,000,000    1,021,805
         -----------------------------------------------------------------------
                                                                      1,021,805
         -----------------------------------------------------------------------

         MACHINERY-CONSTRUCTION & MINING--0.23%
         -----------------------------------------------------------------------
         Caterpillar Inc.
           7.25%, 09/15/09                               1,000,000    1,034,597
         -----------------------------------------------------------------------
                                                                      1,034,597
         -----------------------------------------------------------------------

         MANUFACTURERS--0.21%
         -----------------------------------------------------------------------
         Tyco International Group
           6.88%, 01/15/29                               1,000,000      938,320
         -----------------------------------------------------------------------
                                                                        938,320
         -----------------------------------------------------------------------

         MEDIA--2.43%
         -----------------------------------------------------------------------
         Comcast Cable Communications
           8.38%, 05/01/07                               2,000,000    2,137,324
         Time Warner Entertainment Co.
           8.38%, 03/15/23                               2,500,000    2,701,810
         Viacom Inc.
           7.75%, 06/01/05                               3,500,000    3,647,063
         Walt Disney Co. (The)
           5.13%, 12/15/03                               2,000,000    1,944,814
           6.75%, 03/30/06                                 500,000      515,030
         -----------------------------------------------------------------------
                                                                     10,946,041
         -----------------------------------------------------------------------

         MULTI-NATIONAL--0.62%
         -----------------------------------------------------------------------
         Asian Development Bank
           6.75%, 06/11/07                               1,000,000    1,037,508
         Inter-American Development Bank
           5.75%, 02/26/08                               1,000,000      991,808
           8.40%, 09/01/09                                 200,000      231,721
           8.50%, 03/15/11                                 450,000      530,099
         -----------------------------------------------------------------------
                                                                      2,791,136
         -----------------------------------------------------------------------

         OIL & GAS PRODUCERS--1.10%
         -----------------------------------------------------------------------
         Amoco Canada
           7.25%, 12/01/02                               1,000,000    1,023,682
         Conoco Inc.
           5.90%, 04/15/04                               1,000,000      990,070
         Kerr-McGee Corp.
           6.63%, 10/15/07                               1,120,000    1,104,934
         Occidental Petroleum Corp.
           7.20%, 04/01/28                               1,000,000      959,193
         Phillips 66 Capital Trust II
           8.00%, 01/15/37                               1,000,000      902,920
         -----------------------------------------------------------------------
                                                                      4,980,799
         -----------------------------------------------------------------------

         PHARMACEUTICALS--0.22%
         -----------------------------------------------------------------------
         American Home Products Corp.
           6.50%, 10/15/02                               1,000,000    1,005,869
         -----------------------------------------------------------------------
                                                                      1,005,869
         -----------------------------------------------------------------------

         PIPELINES--0.23%
         -----------------------------------------------------------------------
         Sonat Inc.
           7.63%, 07/15/11                               1,000,000    1,036,125
         -----------------------------------------------------------------------
                                                                      1,036,125
         -----------------------------------------------------------------------

         REAL ESTATE--0.22%
         -----------------------------------------------------------------------
         EOP Operating LP
           6.38%, 02/15/03                               1,000,000      992,453
         -----------------------------------------------------------------------
                                                                        992,453
         -----------------------------------------------------------------------

         RETAIL--0.95%
         -----------------------------------------------------------------------
         Dayton Hudson
           6.65%, 08/01/28                               1,000,000      900,697
         Penney (J.C.) Company Inc.
           8.25%, 08/15/22                               2,000,000    1,172,440
         Wal-Mart Stores Inc.
           8.50%, 09/15/24                               2,000,000    2,205,688
         -----------------------------------------------------------------------
                                                                      4,278,825
         -----------------------------------------------------------------------

         TELECOMMUNICATION EQUIPMENT--0.21%
         -----------------------------------------------------------------------
         Motorola Inc.
           7.50%, 05/15/25                               1,000,000      950,309
         -----------------------------------------------------------------------
                                                                        950,309
         -----------------------------------------------------------------------

         TELECOMMUNICATIONS--0.96%
         -----------------------------------------------------------------------
         Bell Telephone Canada
           9.50%, 10/15/10                                 250,000      283,034
         British Telecom PLC
           8.13%, 12/15/10                               1,000,000    1,013,525
           8.63%, 12/15/30                               1,000,000    1,001,287
         Qwest Corp.
           7.63%, 06/09/03                               1,000,000    1,016,889
         Vodafone Group PLC
           7.75%, 02/15/10                               1,000,000    1,035,145
         -----------------------------------------------------------------------
                                                                      4,349,880
         -----------------------------------------------------------------------

         TELEPHONE--3.31%
         -----------------------------------------------------------------------
         AT&T Corp.
           6.00%, 03/15/09               *               1,500,000    1,336,733
           6.50%, 09/15/02               *               2,000,000    1,993,180
         Deutsche Telekom International Finance AG
           8.25%, 06/15/30                               1,000,000      987,885
         Koninklijke KPN NV
           8.00%, 10/01/10                               1,000,000      935,126
         New York Telephone Co.
           6.00%, 04/15/08                                 500,000      473,694
           7.00%, 12/01/33                               2,305,000    2,073,255
         Sprint Capital Corp.
           6.13%, 11/15/08                               3,000,000    2,675,529
         U.S. West Capital Funding Inc.
           6.13%, 07/15/02                               1,000,000      994,691
         WorldCom Inc.
           6.25%, 08/15/03                               1,000,000      976,589
           6.40%, 08/15/05                               1,500,000    1,443,764
           7.88%, 05/15/03                               1,000,000    1,012,028
         -----------------------------------------------------------------------
                                                                     14,902,474
         -----------------------------------------------------------------------

         TOBACCO--0.10%
         -----------------------------------------------------------------------
         Imperial Tobacco Group PLC
           7.13%, 04/01/09                                 500,000      472,481
         -----------------------------------------------------------------------
                                                                        472,481
         -----------------------------------------------------------------------

         TRANSPORTATION--1.17%
         -----------------------------------------------------------------------
         Burlington North Santa Fe Corp.
           6.53%, 07/15/37                               1,000,000    1,002,566
         Canadian National Railway Co.
           6.45%, 07/15/00                               1,300,000    1,265,376
         CSX Corp.
           7.90%, 05/01/17                               1,000,000    1,013,420
         Norfolk Southern Corp.
           7.70%, 05/15/17                               1,000,000    1,016,509
         Union Pacific Corp.
           6.79%, 11/09/07                               1,000,000      996,687
         -----------------------------------------------------------------------
                                                                      5,294,558
         -----------------------------------------------------------------------
         TOTAL CORPORATE BONDS & NOTES
           (Cost: $162,569,593)                                     159,944,187
         -----------------------------------------------------------------------

         SECURITY                                      FACE AMOUNT     VALUE
         -----------------------------------------------------------------------

         FOREIGN GOVERNMENT BONDS & NOTES++--2.58%
         -----------------------------------------------------------------------
         British Columbia (Province of)
           6.50%, 01/15/26                               1,000,000      954,552
         Chile (Republic of)
           6.88%, 04/28/09                               1,000,000      971,290
         Corp. Andina de Fomento
           7.75%, 03/01/04                               2,000,000    2,050,070
         Hydro Quebec
           8.40%, 01/15/22                               2,000,000    2,292,974
         Mexico Government International Bond
           9.88%, 01/15/07                               1,000,000    1,062,500
           11.50%, 05/15/26                              1,000,000    1,215,000
         Ontario (Province of)
           7.63%, 06/22/04                                 750,000      789,599
           7.75%, 06/04/02                               1,300,000    1,332,752
         Quebec (Province of)
           5.75%, 02/15/09                               1,000,000      965,336
         -----------------------------------------------------------------------
         TOTAL FOREIGN GOVERNMENT BONDS & NOTES
         (Cost: $11,621,784)                                         11,634,073
         -----------------------------------------------------------------------

         SECURITY                                     FACE AMOUNT      VALUE
         -----------------------------------------------------------------------

         U.S. GOVERNMENT AND AGENCY OBLIGATIONS--59.59%

         U.S. GOVERNMENT AGENCY BONDS AND NOTES--17.06%
         -----------------------------------------------------------------------
         Federal Home Loan Bank
           5.02%, 02/11/02                               3,500,000    3,474,131
           5.13%, 09/15/03                               2,500,000    2,470,665
           5.40%, 01/15/03                               1,500,000    1,494,561
           5.50%, 01/21/03                               1,000,000      998,251
           5.95%, 07/28/08                               3,500,000    3,496,451
           6.09%, 06/02/06                               1,500,000    1,521,013
           6.13%, 08/15/03                               1,000,000    1,012,747
           6.61%, 06/09/04                               3,000,000    2,997,663
           6.75%, 02/15/02                               1,000,000    1,011,092
           6.88%, 08/15/03                               1,000,000    1,030,765
           7.38%, 05/15/03                               1,000,000    1,039,166

         Federal Home Loan Mortgage Corporation
           5.00%, 01/15/04                               5,000,000    4,913,870
           5.13%, 10/15/08                               3,400,000    3,216,866
           5.50%, 05/15/02                               1,000,000      998,174
           5.63%, 02/20/04                               1,000,000      989,401
           5.75%, 04/15/08                               2,000,000    1,980,820
           5.75%, 03/15/09                                 500,000      490,766
           5.90%, 05/04/04                               3,500,000    3,474,334
           6.30%, 06/01/04                               1,000,000      997,400
           6.75%, 09/15/29                               3,000,000    3,195,825
           7.00%, 02/15/03                               2,000,000    2,055,544
           7.00%, 07/15/05                               1,000,000    1,049,477
           7.09%, 11/24/06                               1,000,000      999,654
         Federal National Mortgage Association
           0.00%, 06/01/17                               1,000,000      366,171
           5.13%, 02/13/04                               3,104,000    3,067,407
           5.25%, 01/15/09                               1,000,000      952,754
           5.38%, 03/15/02                               1,000,000      996,435
           5.88%, 04/23/04                                 600,000      595,441
           6.00%, 05/15/08                               1,000,000    1,003,762
           6.25%, 05/15/29                               2,000,000    2,010,206
           6.26%, 02/25/09                               5,000,000    4,926,205
           6.38%, 06/15/09                                 394,000      403,472
           6.45%, 02/14/02                               1,000,000    1,000,147
           6.80%, 01/10/03                               1,400,000    1,431,913
           7.00%, 07/15/05                               1,000,000    1,049,477
           7.13%, 03/15/07                               1,000,000    1,066,890
           7.13%, 06/15/10                               2,000,000    2,165,722
           7.13%, 01/15/30                                 887,000      990,061
           7.55%, 04/22/02                               3,000,000    3,070,326
         Financing Corp.
           8.60%, 09/26/19                               2,150,000    2,693,752
           9.65%, 11/02/18                                 500,000      680,369
         Tennessee Valley Authority
           6.00%, 03/15/13                               1,000,000      990,184
           6.13%, 07/15/03                                 500,000      502,782
           6.25%, 12/15/17                                 600,000      588,919
           6.88%, 12/15/43                               1,000,000      954,810
           7.13%, 05/01/30                                 450,000      502,437
         -----------------------------------------------------------------------
                                                                     76,918,278
         -----------------------------------------------------------------------
         U.S. GOVERNMENT SECURITIES--42.53%
         -----------------------------------------------------------------------
         U.S. Treasury Bonds
           5.25%, 02/15/29                                 700,000      672,109
           5.50%, 08/15/28                               2,800,000    2,778,339
           6.00%, 02/15/26                               1,200,000    1,264,384
           6.13%, 11/15/27                               1,600,000    1,722,115
           6.13%, 08/15/29               *                 800,000      871,250
           6.25%, 08/15/23                                 700,000      757,025
           6.25%, 05/15/30               *               2,800,000    3,125,937
           6.50%, 11/15/26                               1,500,000    1,684,755
           6.63%, 02/15/27                               1,000,000    1,141,910
           7.13%, 02/15/23                               5,200,000    6,195,379
           7.25%, 05/15/16                               4,100,000    4,826,733
           7.50%, 11/15/16                                 500,000      603,077
           7.63%, 02/15/07                                 500,000      510,664
           7.63%, 02/15/25                               4,300,000    5,442,020
           7.88%, 02/15/21                               2,500,000    3,184,160

           8.00%, 11/15/21                               6,250,000    8,086,912
           8.13%, 08/15/19                               4,850,000    6,268,984
           8.75%, 11/15/08                                 500,000      543,711
           8.75%, 05/15/17               *               1,600,000    2,148,187
           8.75%, 05/15/20                               2,300,000    3,155,255
           8.75%, 08/15/20                               2,100,000    2,886,219
           9.13%, 05/15/09                               1,000,000    1,112,500
           9.13%, 05/15/18                               1,500,000    2,092,206
           9.25%, 02/15/16                                 600,000      827,767
           9.38%, 02/15/06                               1,300,000    1,544,562
           9.88%, 11/15/15                               1,500,000    2,160,579
           10.38%, 11/15/12                              1,300,000    1,671,515
           10.75%, 08/15/05                                550,000      674,653
           11.25%, 02/15/15                                650,000    1,015,777
           11.75%, 11/15/14                                500,000      724,648
           12.00%, 08/15/13                              1,100,000    1,552,891
           12.50%, 08/15/14                                400,000      595,938
           12.75%, 11/15/10                                500,000      657,207
           13.25%, 05/15/14                                850,000    1,298,840
           13.88%, 05/15/11                                600,000      836,672
         U.S. Treasury Notes
           4.25%, 11/15/03                               1,500,000    1,464,121
           4.75%, 02/15/04                               2,100,000    2,075,623
           4.75%, 11/15/08                               6,700,000    6,517,056
           5.25%, 05/15/04                               3,700,000    3,712,051
           5.38%, 06/30/03               *               2,250,000    2,262,971
           5.50%, 01/31/03                               2,100,000    2,114,679
           5.50%, 02/28/03                               3,500,000    3,524,990
           5.50%, 03/31/03                               3,000,000    3,023,328
           5.50%, 05/31/03                               1,450,000    1,461,945
           5.50%, 02/15/08                               2,300,000    2,344,151
           5.50%, 05/15/09                                 500,000      510,424
           5.63%, 05/15/08                               3,300,000    3,389,664
           5.75%, 11/30/02                               1,600,000    1,615,619
           5.75%, 04/30/03               *               1,000,000    1,012,910
           5.75%, 08/15/03                               2,700,000    2,740,079
           5.75%, 11/15/05                                 500,000      516,270
           5.88%, 09/30/02                               1,700,000    1,718,399
           5.88%, 02/15/04                               1,000,000    1,020,467
           5.88%, 11/15/04                               3,500,000    3,591,259
           6.00%, 08/15/04                               2,000,000    2,057,064
           6.00%, 08/15/09                               2,800,000    2,955,361
           6.13%, 08/15/07                               3,300,000    3,474,022
           6.25%, 01/31/02                               1,000,000    1,007,990
           6.25%, 02/28/02                               1,500,000    1,513,679
           6.25%, 06/30/02                               3,000,000    3,039,765
           6.25%, 02/15/03                               3,800,000    3,881,301
           6.25%, 02/15/07                               2,500,000    2,641,893
           6.38%, 01/31/02                               2,000,000    2,018,154
           6.38%, 04/30/02                               1,000,000    1,012,583
           6.38%, 08/15/02                               4,700,000    4,780,831
           6.50%, 02/28/02                               2,500,000    2,530,030
           6.50%, 03/31/02                               4,000,000    4,050,464
           6.50%, 05/31/02               *               1,000,000    1,015,157
           6.50%, 05/15/05               *               3,000,000    3,165,387
           6.50%, 08/15/05               *               1,900,000    2,008,995
           6.50%, 10/15/06               *               2,600,000    2,774,892

           6.50%, 02/15/10                               1,800,000    1,970,014
           6.63%, 03/31/02                               1,000,000    1,014,437
           6.63%, 04/30/02                               2,800,000    2,844,190
           6.63%, 05/15/07                               1,000,000    1,078,625
           6.75%, 05/15/05                               1,500,000    1,596,605
           6.88%, 05/15/06                                 600,000      649,172
           7.00%, 07/15/06                               1,900,000    2,068,534
           7.25%, 08/15/04                               8,950,000    9,566,539
           7.50%, 05/15/02                               3,000,000    3,083,733
           7.50%, 02/15/05               *               1,300,000    1,413,870
           7.88%, 11/15/04                               3,000,000    3,283,476
         -----------------------------------------------------------------------
                                                                    191,747,649
         -----------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
         (Cost: $262,531,198)                                       268,665,927
         -----------------------------------------------------------------------

         SECURITY                                     FACE AMOUNT     VALUE
         -----------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--5.13%
         -----------------------------------------------------------------------
         Federal Home Loan Mortgage Corporation Discount Note
           6.51%, 01/16/01               +               2,994,337    2,994,337
         Goldman Sachs Financial Square Prime Obligation Fund

                                         +               7,038,433    7,038,433
         Providian Temp Cash Money Market Fund

                                         +               5,713,203    5,713,203
         Short Term Investment Company Liquid Assets Portfolio

                                         +               7,378,275    7,378,275
         -----------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $23,124,248)                                         23,124,248
         -----------------------------------------------------------------------

         SECURITY                                      FACE AMOUNT    VALUE
         -----------------------------------------------------------------------

         REPURCHASE AGREEMENT-0.73%
         -----------------------------------------------------------------------

         Investors Bank & Trust Tri Party
         Repurchase Agreement, dated 12/29/00,
         due 01/02/01, with a maturity value of
         $3,289,13,287,036 effective yield of 5.73%.     3,287,036    3,287,036
         -----------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
         (Cost: $3,287,036)                                           3,287,036
         -----------------------------------------------------------------------


         TOTAL INVESTMENTS IN SECURITIES -- 103.50%
         (Cost $463,133,859)                                        466,655,471
         -----------------------------------------------------------------------
         Other Assets, Less Liabilities -- (3.50%)                  (15,776,838)
         -----------------------------------------------------------------------
         NET ASSETS -- 100.00%                                     $450,878,633
         =======================================================================


*        Denotes all or part of security on loan. See Note 4.

+ Represents investment of collateral received from securities lending transactions. See Note 4.

++       INVESTMENT IS DENOMINATED IN U.S. DOLLARS.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost:  $463,133,859) (Note 1)        $466,655,471
Receivables:
       Interest                                                      7,444,062
                                                                  ------------
Total Assets                                                       474,099,533
                                                                  ------------
LIABILITIES
Payables:
       Collateral for securities loaned (Note 4)                    23,124,248
       Due to BGFA (Note 2)                                             96,652
                                                                  ------------
Total Liabilities                                                   23,220,900
                                                                  ------------
NET ASSETS                                                        $450,878,633
                                                                  ============

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
       Interest (Includes securities lending income of $26,724)     $30,071,386
                                                                    -----------
Total Investment Income                                              30,071,386
                                                                    -----------
EXPENSES (NOTE 2)
       Advisory fees                                                    353,348
                                                                    -----------
Total expenses                                                          353,348
                                                                    -----------
Net investment income                                                29,718,038
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized loss on sale of investments                      (7,866,535)
       Net change in unrealized appreciation
         (depreciation) of investments                               27,573,231
                                                                    -----------
Net gain on investments                                              19,706,696
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $49,424,734
                                                                    ===========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 FOR THE YEAR ENDED   FOR THE PERIOD ENDED FOR THE YEAR ENDED
                                                                 DECEMBER 31, 2000    DECEMBER 31, 1999*   FEBRUARY 28, 1999
                                                                 -----------------    ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
       Net investment income                                       $  29,718,038         $  22,243,983         $  7,063,037
       Net realized gain (loss)                                       (7,866,535)           (2,713,060)             419,676
       Net change in unrealized appreciation (depreciation)           27,573,231           (22,407,564)          (4,365,016)
                                                                  ---------------       ---------------        -------------
Net increase (decrease) in net assets resulting from operations       49,424,734            (2,876,641)           3,117,697
                                                                  ---------------       ---------------        -------------
INTERESTHOLDER TRANSACTIONS:
       Contributions                                                 173,591,447           524,489,703          357,368,335
       Withdrawals                                                  (216,581,461)         (478,897,035)         (51,992,277)
                                                                  ---------------       ---------------        -------------
Net increase (decrease) in net assets resulting from
    interestholder transactions                                      (42,990,014)           45,592,668          305,376,058
                                                                  ---------------       ---------------        -------------
Increase in net assets                                                 6,434,720            42,716,027          308,493,755
NET ASSETS:

Beginning of period                                                  444,443,913           401,727,886           93,234,131
                                                                  ---------------       ---------------        -------------
End of period                                                      $ 450,878,633         $ 444,443,913         $401,727,886
                                                                  ===============       ===============        =============

------------------------------------------------------------------------------------------------------------------------------------

*      For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Bond Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities of the Master Portfolio are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted using a constant yield to maturity method. Premiums on securities purchased are not amortized.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on December 29, 2000 by the Master Portfolio was fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $3,361,227.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follows:

                           Purchases at cost           $  104,381,734
                           Sales proceeds                  83,788,817

     Purchases and sales of U.S. Government obligations for the Master Portfolio were as follows:

                           Purchases at cost          $   119,717,082
                           Sales proceeds                 151,366,874


     At December 31, 2000, the cost of investments for federal income tax purposes was $463,266,174. Net unrealized appreciation aggregated $3,389,297, of which $9,758,675 represented gross unrealized appreciation on securities and $6,369,378 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     The value of the securities on loan at December 31, 2000 was $22,583,019 and the value of the related collateral was $23,124,248.

5.       FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolio were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                        FOR THE         FOR THE          FOR THE        FOR THE         FOR THE        FOR THE
                                     YEAR ENDED    PERIOD ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,    DECEMBER 31,     FEBRUARY 28,   FEBRUARY 28,    FEBRUARY 28,   FEBRUARY 29,
                                           2000            1999 *           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------------------

        Ratio of expenses to   +          0.08%           0.08%            0.08%          0.08%           0.09%          0.09%
        average net assets
        Ratio of net           +          6.73%           6.44%            6.31%          6.73%           6.83%          6.43%
        investment income to
        average net assets
        Portfolio turnover                  52%             25%              28%            59%             39%            21%
        rate
        Total return                     11.91%          -0.67% ++         6.39%         10.51%           4.47%         12.32%

--------------------------------------------------------------------------------------------------------------------------------

* FOR THE TEN MONTHS ENDED DECEMBER 31,1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28 TO DECEMBER 31.
+    ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
++   NOT ANNUALIZED.

6.       CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the way the Master Portfolio accounts for premiums on fixed income securities and also require changes to the presentation of the financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

INDEPENDENT AUDITORS' REPORT

To the Interestholders and Board of Trustees of Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bond Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the ten-month period ended December 31, 1999 and for the year ended February 28, 1999 and the financial highlights for the year then ended, the ten-month period ended December 31, 1999 and for each of the years in the four-year period ended February 28, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bond Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
February 9, 2001